Nationwide Life Insurance Company:
o        Nationwide Variable Account-9
o        Nationwide VLI Separate Account-4


                  Prospectus supplement dated June 29, 2005 to
                          Prospectus dated May 1, 2005
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THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE
READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
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Effective July 1, 2005, AIM V.I. Balanced Fund: Series I Shares will change its name.

All references in your prospectus to AIM V.I. Balanced Fund: Series I Shares shall mean AIM V.I. Basic Balanced Fund: Series I Shares.